Stockholders Equity	12 Months Ended
Dec. 31, 2024
Stockholders Equity
Stockholders' Equity

Note 17 – Stockholders’ Equity

Common shares

On February 24, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-ten reverse split with the effective date of February 25, 2022. On March 14, 2022, the Company paid cash to certain minor shareholders and cancelled 36 (post-split adjusted 1) shares due to reverse split reconciliation.

On October 28, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-twenty-four reverse split with the effective date of November 9, 2022. On November 28, 2022, the Company paid cash to certain minor shareholders and cancelled 2,031 (post-split adjusted 500) shares due to reverse split reconciliation.

On May 26, 2023, the Company’s Board approved to change the authorized number of common shares from 2.5 million to 500 million.

On April 23, 2024, the Company’s Board approved to issue an unlimited number of common shares of no par value each.

On January 21, 2025, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-forty reverse split with the effective date of February 13, 2025.

All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted to reflect the reverse split.

Private placements

On March 18, 2022, the Company completed an offering of 833,333 (post-split adjusted 20,833) common shares at an offering price of $12.0 (post-split adjusted 480) per share for total net proceeds of $8,825,000 after deducting legal costs related to the offering. In addition, the Company granted the underwriters a 45-day option to purchase an additional 15% of common shares at the public offering price to cover over-allotments, if any. On March 22, 2022, the underwriter of the Offering exercised its Over-allotment Option to purchase an additional 120,000 (post-split adjusted 3,300) common shares at a price of $12.0 (post-split adjusted 480) per common share, for total net proceeds of $1,295,400 after deducing legal costs related to the offering.

On February 21, 2023, the Company entered into a securities purchase agreement with nine individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,000,000 (post-split adjusted 25,000) common shares at a price of $2.80 (post-split adjusted 112) per share, the net proceeds of $2,779,325 after deducting related expenses. The transaction was closed on March 22, 2023.

On June 26, 2023, the Company entered into a securities purchase agreement with six individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,240,000 (post-split adjusted 31,000) common shares at a price of $2.5 (post-split adjusted 100) per share, the net proceeds of $3,055,000 after deducting related expenses. The transaction was closed on June 30, 2023.

 On April 22, 2024, the Company entered into a private placement (the “April 2024 Private Placement”) and issued an aggregate of 4,200,000 (post-split adjusted 105,000) units and pre-funded units (collectively, the “Units”) at a purchase price of $0.50 (post-split adjusted 20) per unit (less $0.0001 (post-split adjusted 0.004) per pre-funded unit). Each Unit consists of (i) one Common Share of the Company (or one pre-funded warrant to purchase one Common Share (the “Pre-Funded Warrant”)), (ii) two Series A warrants each to purchase one Common Shares (the “Series A Warrants”) and (iii) one Series B warrant to purchase such amount of Common Shares as determined on the Reset Date (defined below) and in accordance with the terms therein (the “Series B Warrant” and together with the Series A Warrant, the “April 2024 Warrants”). The aggregate gross proceeds amounted to $21,000,000, for total net proceeds of $1,722,500 after deducing legal costs related to the offering.

The Pre-Funded Warrants is immediately exercisable at an exercise price of $0.0001 (post-split adjusted 0.004) per common share and will not expire until exercised in full. The Series A Warrants will be exercisable upon issuance, will have an exercise price of $0.75 (post-split adjusted 30) per Common Share (subject to certain anti-dilution and share combination event protections) and will have a term of 5.5 years from the date of issuance. The Series B Warrants, exercisable following the Reset Date, will have an exercise price of $0.0001 (post-split adjusted 0.004) per Common Share and will have a term of 5.5 years from the date of issuance. The exercise price and the number of Common Shares issuable under the Series A Warrants are subject to adjustment. The number of Common Shares issuable under the Series B Warrant will be determined following the earliest to occur of: (i) the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series B Warrant) has been declared effective for 11 consecutive trading days, (ii) the date on which the Purchasers may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Act”) for a period of 11 consecutive trading days, and (iii) twelve months and 30 days following the issuance date of the Series B Warrants (the “Reset Date”) to be determined pursuant to the lowest daily average trading price of the Common Shares during a period of 10 trading days, subject to a pricing floor of $0.137 (post-split adjusted 5.48) per Common Share.

Warrants

(i)	November 2020 Warrants

On November 24, 2020, the Company completed an offering and issued registered warrants to investors to purchase up to 11,477 (post-split adjusted 287) common shares and unregistered warrants to purchase up to 13,773 (post-split adjusted 344) common shares. Such registered and unregistered warrants are immediately exercisable, expire five years from the date of issuance and have an exercise price of $0.1612 (post-split adjusted 6.448) per share. The exercise price of such warrants was reduced from $434.4 (post-split adjusted 17,376) per share to $12.0 (post-split adjusted 480) per share by virtue of the Company’s entry into a securities purchase agreement on March 18, 2022 and further reduced to $0.1612 (post-split adjusted 6.448) per share in November 21 2024. The placement agent also received unregistered warrants in connection with this offering exercisable for up to 1,515 (post-split adjusted 38) common shares at $435.6 (post-split adjusted 17,424) per share, exercisable between May 24, 2021 to November 24, 2023. Management determined that November 2020 warrants upon issuance meet the requirements for equity classification under ASC 815-40 because they were indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. The change in fair value of warrants immediately before and after each time the Company modifies the warrant exercise price is recorded as warrants modification expense.

(ii)	Warrants issued in connection with April 2024 Private Placement

In connection with the April 2024 Private Placement, the Company issued 450,000 (post-split adjusted 11,250) pre-funded warrants, in which 340,000 (post-split adjusted 8,500) prefunded warrants have been exercised for the year ended December 31, 2024. In addition, the Company also issued the April 2024 Warrants (8,400,000 (post-split adjusted 210,000) Series A Warrants with an exercise price of $0.75 (post-split adjusted 30) per common share and Series B warrants with an exercise price of $0.0001 (post-split adjusted 0.004) per common share, all warrants have a term of 5.5 years from the date of issuance). On August 9, 2024, according to the related term specified in the agreement, the Company reset the exercise price and number of such warrants A to $0.1612 (post-split adjusted 6.448) and 39,081,891 (post-split adjusted 977,047). During the year ended December 31, 2024, 20,342,818 (post-split adjusted 508,570) warrants was exercised. Before August 9, 2024, the investors exercised 1,318,058 (post-split adjusted 32,951) warrants B according to the related term specified in the agreement. On August 9, 2024, the Company also reset the exercise price of such warrants B to $0.1612 (post-split adjusted 6.448) and the maximum eligibility number is being determined based on the reset price. From August 9, 2024 to December 31, 2024, 6,859,147 (post-split adjusted 171,479) warrants were exercised

Management determined that the 2024 April warrants were derivatives that were accounted for as warrant liabilities measured at fair value on a recurring basis. The Group engaged a third-party valuation firm to perform the valuation of warrant liabilities using Monte Carlo Model with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The major assumptions used in the Monte Carlo Model are as follows:

	April 22, 2024	December 31, 2024
Risk-free interest rate	5.39%	4.8%
Expected life	5.5 year	4.8 year
Share price	$0.64 (post-split adjusted 25.6)	$0.21 (post-split adjusted 8.4)
Volatility	132%	157%

As of December 31, 2024, the fair value of warrant liabilities related to the April 2024 warrants amounted to $2,000,000.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity.

The following table summarized the Company’s warrants activity:

	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2022	669	1,439.20	2.79
Granted	-	-	-
Forfeited	(38)	-	-
Balance of warrants outstanding as of December 31, 2023	631	480.00	1.90
Granted	1,192,727
Forfeited	(721,500)
Balance of warrants outstanding as of December 31, 2024	471,858	7.04	4.83

Conversion of convertible note

On June 29, 2023, the Company issued a convertible note in the principal amount of $2,160,000 to an investor. The Note was partially converted into 339,183 (post-split adjusted 8,479) common shares with conversion prices ranging from $1.2-$1.848 (post-split adjusted 48.0-73.92) during the year ended December 31, 2023. The fair value of the convertible note immediately prior to conversion was assessed at $438,000. The Company issued an aggregate of 8,899,354 (post-split adjusted 222,483) common shares to Streeterville with conversion prices ranging from $0.14-$1.2 (post-split adjusted 5.6-48.0) during the year ended December 31, 2024, the fair value of the convertible note immediately prior to conversion was assessed at $ 2,060,000.